PARTNERS' CAPITAL - Narrative (Details) - USD ($)		1 Months Ended	3 Months Ended
	Apr. 27, 2017	Jan. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Feb. 28, 2017
Partners' Capital [Line Items]
Units issued under ATM Program (in shares)			17,700
Aggregate gross proceeds			$ 367,000	$ 0
Per-unit annual distributions to unitholders (in dollars per unit)			$ 0.575	$ 0.575
Surplus in excess (in dollars per share)			$ 0.46
Subsequent Event
Partners' Capital [Line Items]
Per-unit annual distributions to unitholders (in dollars per unit)	$ 0.575
Cash paid to unit holders	$ 44,600,000
Cash distribution date	May 15, 2017
Cash distribution date of record	May 08, 2017
Common
Partners' Capital [Line Items]
Units issued under ATM Program (in shares)		4,000,000	17,700
Common | Public Offering
Partners' Capital [Line Items]
Amount of units available to be sold			$ 149,600,000
Amount of units available to be sold					$ 150,000,000
Amount of stock sold			17,700
Aggregate gross proceeds			$ 400,000
General Partner
Partners' Capital [Line Items]
Units issued under ATM Program (in shares)			0
General partner interest			2.00%
Percentage interest in distributions (maximum)			50.00%